Derivatives and hedge accounting - Additional information 1 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maturity date beyond June 2023 [Member]
Disclosure of risk management strategy related to hedge accounting [table]
Percentage of notional amounts of hedging instruments	72.00%	60.00%
Fair value hedges [member] | Liabilities mandatorily at fair value through profit or loss [member]
Disclosure of risk management strategy related to hedge accounting [table]
Non-trading derivatives, Liabilities	€ 270	€ 444
Fair value hedges [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [table]
Non-trading derivatives, Assets	365	486
Cash flow hedges [member] | Liabilities mandatorily at fair value through profit or loss [member]
Disclosure of risk management strategy related to hedge accounting [table]
Non-trading derivatives, Liabilities	485	230
Cash flow hedges [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [table]
Non-trading derivatives, Assets	300	1,376
Hedges of net investments in foreign operations [member] | Liabilities mandatorily at fair value through profit or loss [member]
Disclosure of risk management strategy related to hedge accounting [table]
Non-trading derivatives, Liabilities	88	98
Hedges of net investments in foreign operations [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [table]
Non-trading derivatives, Assets	€ 18	€ 69